Consolidated Statements Of Comprehensive Income For The Years Ended (Statement) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of comprehensive income [abstract]
Profit (loss)	€ 1,150	€ 3,490	€ 511
Profit (loss), attributable to owners of parent	888	3,239	341
Profit (loss), attributable to non-controlling interests	262	251	170
Other Comprehensive Income and Expenses recognised directly in equity, net of tax	(702)	268	(119)
Other Comprehensive Income and Expenses recognised directly in equity, net of tax of fully-consolidated companies	(330)	189	(98)
Other comprehensive income, before tax, cash flow hedges of fully-consolidated companies	(138)	104	20
Gains losses on exchange differences on translation before tax of fully consolidated companies	(234)	82	(92)
Aggregated income tax relating to components of other comprehensive income and expenses directly recognises in equity of fully-consolidated companies	42	3	(26)
Other Comprehensive Income and Expenses recognised directly in equity, net of tax of companies held for sale	(5)	(1)	(5)
Other comprehensive income, before tax, cash flow hedges of companies held for sale	(5)	0	(6)
Gains losses on exchange differences on translation before tax of held for sale	0	(1)	0
Aggregated income tax relating to components of other comprehensive income and expenses directly recognises in equity of companies held for sale	0	0	1
Other Comprehensive Income and Expenses recognised directly in equity, net of tax of equity-accounted companies	(367)	80	(16)
Other comprehensive income, before tax, cash flow hedges of equity-accounted companies	20	27	12
Gains losses on exchange differences on translation before tax of equity accounted companies	(385)	58	(33)
Aggregated income tax relating to components of other comprehensive income and expenses directly recognises in equity of equity-accounted companies	(2)	(5)	5
Total other comprehensive income reclassified to profit or loss, net of tax	93	(15)	8
Other comprehensive income reclassified to profit or loss, net of tax of fully-consolidated companies	7	7	(3)
Other comprehensive income reclassified to profit or loss, before tax of fully-consolidated companies	8	9	(4)
Income tax relating to other comprehensive income and expenses reclassified to profit or lose of fully-consolidated companies	(1)	(2)	1
Other comprehensive income reclassified to profit or loss, net of tax of held for sale companies	86	(24)	11
Other comprehensive income reclassified to profit or loss, before tax of held for sale companies	87	(65)	13
Income tax relating to other comprehensive income and expenses reclassified to profit or lose of held for sale companies	(1)	41	(2)
Other comprehensive income reclassified to profit or loss, net of tax of equity-accounted companies	0	2	0
Other comprehensive income reclassified to profit or loss, before of tax of equity-accounted companies	0	1	0
Income tax relating to other comprehensive income and expenses reclassified to profit or lose of equity-accounted companies	0	1	0
Comprehensive income	541	3,743	400
Comprehensive income attributable to [abstract]
Comprehensive income from continuing operations, attributable to owners of parent	452	3,368	253
Comprehensive income from discontinued operations, attributable to owners of parent	20	14	16
Comprehensive income, attributable to owners of parent	472	3,382	269
Comprehensive income, attributable to non-controlling interests	€ 69	€ 361	€ 131